Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,616,400
Previously Paid Amount	0.00
Total Fee Amount	1,271.63
Total Offset Amount	0.00
Net Fee	1,271.63
Narrative - Max Aggregate Offering Price	$ 14,616,400
Final Prospectus	true